Land use rights, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Land use rights, net
Land use rights		¥ 10,860,924	¥ 7,254,974		¥ 11,380,221
Less: accumulated amortization		(385,266)	(204,165)		(488,479)
Net book value		10,475,658	7,050,809	$ 1,564,501	10,891,742
Amortization expenses	¥ 222,143	¥ 181,101	¥ 84,405
Amortization expenses related to the land use rights for future periods
2020					228,572
2021					228,572
2022					228,572
2023					228,572
2024					228,572
2025 and thereafter					¥ 9,748,882